Loans and Allowance for Credit Losses, Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment Based on Impairment Method (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans [Abstract]
Total collateral dependent loans	$ 1,061,825	$ 971,900
Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	5,784	2,648
Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	2,455	2,390
Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	3,329	258
Residential Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	373,534	319,504
Residential Real Estate [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	569	1,663
Residential Real Estate [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	569	1,663
Residential Real Estate [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0	0
Commercial Real Estate [Member] | Owner-occupied [Member]
Loans [Abstract]
Total collateral dependent loans	86,471	82,356
Commercial Real Estate [Member] | Owner-occupied [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	944	958
Commercial Real Estate [Member] | Owner-occupied [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	804	700
Commercial Real Estate [Member] | Owner-occupied [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	140	258
Commercial Real Estate [Member] | Non-Owner-occupied [Member]
Loans [Abstract]
Total collateral dependent loans	206,847	178,201
Commercial Real Estate [Member] | Non-Owner-occupied [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	110
Commercial Real Estate [Member] | Non-Owner-occupied [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	110
Commercial Real Estate [Member] | Non-Owner-occupied [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0
Commercial Real Estate [Member] | Construction [Member]
Loans [Abstract]
Total collateral dependent loans	79,669	62,337
Commercial Real Estate [Member] | Construction [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	637
Commercial Real Estate [Member] | Construction [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	637
Commercial Real Estate [Member] | Construction [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	0
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	3,329
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	285
Commercial Real Estate [Member] | Commercial and Industrial [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	3,044
Commercial and Industrial [Member]
Loans [Abstract]
Total collateral dependent loans	158,440	157,298
Consumer [Member] | Automobile [Member]
Loans [Abstract]
Total collateral dependent loans	50,246	61,461
Consumer [Member] | Automobile [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	38
Consumer [Member] | Automobile [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	0
Consumer [Member] | Automobile [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	38
Consumer [Member] | Home Equity [Member]
Loans [Abstract]
Total collateral dependent loans	42,473	35,893
Consumer [Member] | Home Equity [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	76	27
Consumer [Member] | Home Equity [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	50	27
Consumer [Member] | Home Equity [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	26	0
Consumer [Member] | Other [Member]
Loans [Abstract]
Total collateral dependent loans	64,145	$ 74,850
Consumer [Member] | Other [Member] | Collateral Pledged [Member]
Loans [Abstract]
Total collateral dependent loans	81
Consumer [Member] | Other [Member] | Real Estate [Member]
Loans [Abstract]
Total collateral dependent loans	0
Consumer [Member] | Other [Member] | Business Assets [Member]
Loans [Abstract]
Total collateral dependent loans	$ 81